NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using (USD $)	Jul. 31, 2012	Oct. 31, 2011
Raw materials	$ 13,083	$ 9,320
Finished goods	4,500	10,100
	$ 22,006	$ 17,173